Equity - Reserves (Details) - Schedule of Equity Reserves	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Schedule of Equity Reserves [Abstract]
Foreign currency reserve	$ (1,209,073)	$ (827,006)	$ (697,705)	$ 237,437
Re-measurements of defined benefit plans reserve	(132,872)	(90,884)	(142,432)	(508,949)
Total	$ (1,341,945)	$ (917,890)	$ (840,137)	$ (271,512)